Leases and Restricted Cash - Operating Leases - Additional Information (Detail) (Property Subject to Operating Lease [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Property Subject to Operating Lease [Member]
Operating Leased Assets [Line Items]
Minimum scheduled future revenues, operating lease, 2015	$ 324,100
Minimum scheduled future revenues, operating lease, 2016	300,800
Minimum scheduled future revenues, operating lease, 2017	299,800
Minimum scheduled future revenues, operating lease, 2018	258,100
Minimum scheduled future revenues, operating lease, 2019	$ 243,400